Note 9 - Property and Equipment, Net (Details Textual)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2009 USD ($)
Depreciation, Total		$ 993,000	$ 1,016,000	$ 1,103,000
Real Estate Investment Property, at Cost, Total					$ 8,918,000
Building [Member]
Number of Property, Plant and Equipment Units Sold to Others	5
Building [Member] | One Office Building Unit in China [Member]
Gain (Loss) on Disposition of Assets, Total				$ 1,725,000